Income Taxes - Schedule of Income Before Income Tax (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Line Items]
Income before income tax	$ 116,935	$ 18,231	$ 174,983	$ 97,277
StepStone Group LP
Income Tax Disclosure [Line Items]
Domestic income before income tax					$ 130,380	$ 50,868	$ 76,703
Foreign income before income tax					18,360	10,731	9,102
Income before income tax					$ 148,740	$ 61,599	$ 85,805